ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

William M. Beaudoin
T +1 617 854 2337
William.Beaudoin@ropesgray.com

April 16, 2019

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 207 to the Trust’s Registration Statement under the Securities Act and Amendment No. 253 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 207/253”), including (i) the Prospectus for GMO U.S. Small Cap Value Fund, a series of the Trust (the “Fund”); (ii) the Statement of Additional Information for the Fund; (iii) other information and the signature page; and (iv) exhibits relating to the Fund.

This Amendment No. 207/253 is being filed in connection with adding the Fund as a new series of the Trust. The Fund constitutes one of thirty-three series of the Trust. The other series of the Trust are offered through separate prospectuses or private placement memoranda and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 207/253 become effective on June 30, 2019.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 854-2337.

Very truly yours,

/s/ William M. Beaudoin

William M. Beaudoin, Esq.

Securities and Exchange Commission	April 16, 2019

Enclosures

cc:	Gregory L. Pottle, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.
Sarah Clinton, Esq.